9800 Fredericksburg Road

San Antonio, Texas 78288

September 21, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	USAA ETF Trust
Pre-Effective Amendment No. 3 to Initial Registration Statement on Form N-1A
File Nos. 333-219187 and 811-23271

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of USAA ETF Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is Pre-Effective Amendment No. 3 (the "Amendment") to the Trust's Initial Registration Statement on Form N-1A.

The purpose of the Amendment is to include Part C of the Registration Statement, which was inadvertently left out of the Pre-Effective Amendment No. 2. filing.

If you have any questions or comments regarding the foregoing, please contact me at (210) 498-0034 or Sonia Kurian at (210) 330-9711. Thank you for your attention to this matter.

Sincerely,

 _____________________
Daniel Mavico, Esq.
Assistant Secretary of the Trust

Enclosure